OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Government Grants [Abstract]
Schedule of Other Income

Amounts in $ ‘000	2024	2023	2022
Grants	2,106	1,784	1,774
Gain on divestment in associates	—	—	12,242
Proceeds from PRV sale	—	21,279	—
Other	71	286	507
Total	2,177	23,349	14,523